UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21306
                                   ---------

                         Franklin Mutual Recovery Fund
                         -----------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
            (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 3/31
                         ----

Date of reporting period: 9/30/03
                          -------

Item 1. Reports to Stockholders.

                               SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                [PHOTO OMITTED]


--------------------------------------------------------------------------------
              SEMIANNUAL REPORT AND SHAREHOLDER LETTER   |   VALUE
--------------------------------------------------------------------------------

                                    FRANKLIN
                              MUTUAL RECOVERY FUND

--------------------------------------------------------------------------------
WANT TO RECEIVE
THIS DOCUMENT
FASTER VIA EMAIL?

Eligible shareholders can
sign up for eDelivery at
franklintempleton.com.
See inside for details.
--------------------------------------------------------------------------------

                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS

                       Franklin o Templeton o MUTUAL SERIES

Thank You For Your
Continued Participation

At Mutual Series, we are pleased so many investors share our long-term investment philosophy and have remained shareholders for many years. Your ongoing support plays a significant role in contributing to the funds' success.


SPECIALIZED EXPERTISE

Mutual Series is part of Franklin Templeton Investments, which offers the specialized expertise of three world-class investment management groups -- Franklin, Templeton and Mutual Series. Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies. Franklin is a leader in tax-free fund management and an expert in U.S. equity and fixed income investing. Templeton pioneered international investing and, with offices in over 25 countries, offers the broadest global reach in the industry.


TRUE DIVERSIFICATION

Because these management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why the funds can be used to build truly diversified portfolios covering every major asset class.


RELIABILITY YOU CAN TRUST

Franklin Templeton Investments seeks to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped the firm become one of the most trusted names in financial services.









--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                    [PHOTO OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ...............   1


SEMIANNUAL REPORT

Franklin Mutual Recovery Fund ....   3

Performance Summary ..............   6

Financial Highlights and
Statement of Investments .........   7

Financial Statements .............  12

Notes to Financial Statements ....  15

Proxy Voting Policies and
Procedures .......................  21



--------------------------------------------------------------------------------

Semiannual Report

Franklin Mutual Recovery Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Mutual Recovery Fund seeks capital appreciation. The Fund seeks to achieve superior risk adjusted returns with a low correlation to U.S. equity markets by investing in bankruptcy and distressed companies, risk arbitrage and undervalued stocks. The Fund may take long and short positions.



We are pleased to bring you Franklin Mutual Recovery Fund's semiannual report for the four months since the Fund's inception on June 2, 2003, through September 30, 2003.


PERFORMANCE OVERVIEW

For the period under review, Franklin Mutual Recovery Fund - Advisor Class delivered a +6.30% cumulative total return, as shown in the Performance Summary on page 6. The share price, as measured by net asset value, rose from $10.00 per share on June 2, 2003, to $10.63 at period-end. The Fund had nearly $26.3 million in assets under management on September 30, 2003.


ECONOMIC AND MARKET OVERVIEW

During the period ended September 30, 2003, the U.S. economy expanded within a relatively muted inflation environment, despite rising energy and health care costs. Gross domestic product (GDP) grew an estimated 7.2% annualized in the third quarter. Much of the growth resulted from surging government defense spending and the stalwart consumer, whose steady participation in retail, vehicle and home sales was supported by tax cuts, cash raised through aggressive mortgage borrowing, and increasingly attractive price discounting and financing. Indeed, consumers' contribution to economic output, which historically accounts for about two-thirds of GDP, rose to a record 70% in 2003's second quarter. Business spending began to pick up in 2003 as businesses sought to upgrade or replace aging computer hardware and software. Slowly improving activity, profitability and cash flow accompanied by substantial new tax depreciation benefits also enticed businesses to spend more.

[SIDEBAR]

TOP 10 SECTOR/INDUSTRIES
9/30/03
-----------------------------------------------
                                    % OF TOTAL
                                    NET ASSETS
-----------------------------------------------
  Multi-Utilities & Unregulated Power    23.3%
  Media                                  13.7%
  Diversified Telecommunication
  Services                               9.2%
  Road & Rail                            5.8%
  Commercial Banks                       4.1%
  Airlines                               3.0%
  Communications Equipment               2.4%
  Health Care Providers & Services       1.7%
  Transportation Infrastructure          1.2%
  Tobacco                                0.9%




THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 8.


                                                           Semiannual Report | 3

[SIDEBAR]
TOP 10 HOLDINGS
9/30/03

-----------------------------------------------------
  COMPANY                                 % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                NET ASSETS
-----------------------------------------------------
  Adelphia Communications Corp.                 8.0%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, U.S.

  NRG Energy Inc.                               5.8%
   ELECTRIC UTILITIES, U.S.

  Metromedia Fiber Network Inc.                 5.0%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, U.S.

  Amerco                                        4.6%
   CONSUMER FINANCE, U.S.

  WorldCom Inc.                                 4.2%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, U.S.

  AES Drax Holdings Ltd.                        4.1%
   ELECTRIC UTILITIES, CAYMAN ISLANDS

  Telewest Communications PLC                   3.8%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, U.K.

  Reliant Resources Inc.                        3.5%
   ELECTRIC UTILITIES, U.S.

  Aozora LLC                                    3.0%
   BANKING, JAPAN

  Air Canada Inc.                               3.0%
   AIRLINES, CANADA


An accommodative Federal Reserve Board, in an attempt to bolster the sluggish economy, cut interest rates 25 basis points (0.25%) in June. Additionally, the U.S. government injected fiscal stimulus into the economy, approving another round of tax cuts and rebates that included dividend tax reductions. However, with unemployment hovering above 6% and with little new job creation, continued economic recovery was not assured.

On a brighter note, U.S. equity markets, which often serve as a leading indicator of economic recovery, rallied from 2003's second quarter into September. Overall, during the reporting period stock markets rose and broad equity indexes posted double-digit gains.


INVESTMENT STRATEGY

We follow a distinctive investment approach and can seek investments in bankruptcy and distressed companies, risk arbitrage and undervalued stocks. The availability of investments at attractive prices in each of these categories varies with market cycles. Therefore, the percentage of the Fund's assets invested in each of these areas will fluctuate as we attempt to take advantage of opportunities afforded by cyclical changes. We employ rigorous, fundamental analysis to find compelling situations. Our approach to successful investing is as much about assessing risk and containing losses as it is about achieving profits. In choosing investments, we look at the market price of an individual company's securities relative to our evaluation of its asset value based on such factors as book value, cash flow potential, long-term earnings and earnings multiples. We may invest in bankruptcy or distressed companies if we believe the market overreacted to adverse developments or failed to appreciate positive changes.


MANAGER'S DISCUSSION

Consistent with our strategy, we sought investments in distressed securities and risk arbitrage situations, which have the potential to provide attractive risk-adjusted returns. As of September 30, 2003, the Fund was approximately 65.9% invested, with 63.2% of total net assets invested in positions classified as distressed. We remained relatively light in risk arbitrage, with net exposure of only 1.1%, due to our inability to identify attractive opportunities in that area. The remaining 1.6% was invested in undervalued equities.

The Fund's positive performance during the period was driven by investments classified as distressed. Securities issued by companies in several industries that experienced distress in 2001 through 2002 strengthened. Examples include NRG Energy, Northwestern and Reliant Resources in the utility/power generation



4 | Semiannual Report
industry, and NTL, WorldCom and Charter Communications in the cable/telecommunications industry. We purchased unsecured debt or equity positions in these companies based on our valuation analyses of their assets and businesses relative to their securities' trading values. These holdings appreciated from purchase date to period-end. Losses from our Air Canada debt securities partially offset the aforementioned gains.

Thank you for your interest and participation in Franklin Mutual Recovery Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]

/S/David J. Winters

David J. Winters, CFA
Portfolio Manager



[PHOTO OMITTED]

/S/Michael J. Embler

Michael J. Embler
Portfolio Manager

Franklin Mutual Recovery Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 5

Performance Summary as of 9/30/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
--------------------------------------------------------------------------------
  ADVISOR CLASS                       CHANGE       9/30/03           6/2/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)               +$0.63        $10.63           $10.00

PERFORMANCE
--------------------------------------------------------------------------------
                                                             INCEPTION (6/2/03)
--------------------------------------------------------------------------------
  Cumulative Total Return 1                                           6.30%
--------------------------------------------------------------------------------
  Aggregate Total Return 2                                            6.30%
--------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                     $10,630


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.




ENDNOTES


THE FUND IS NON-DIVERSIFIED, WHICH MEANS IT CAN BE MORE SUSCEPTIBLE TO ADVERSE ECONOMIC, POLITICAL AND REGULATORY CHANGES. THE FUND INVESTS IN SMALLER-COMPANY STOCKS AND FOREIGN SECURITIES. SMALLER-COMPANY STOCKS HAVE EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. FOREIGN SECURITIES RISKS INCLUDE CURRENCY FLUCTUATIONS, AND ECONOMIC AND POLITICAL UNCERTAINTIES. THE FUND MAY ALSO SHORT STOCKS. IT MAY NOT BE ABLE TO COVER A SHORT POSITION AT ANY PARTICULAR TIME OR AT AN ACCEPTABLE PRICE. THE FUND IS STRUCTURED AS A CONTINUOUSLY OFFERED, CLOSED-END FUND AND DOES NOT OFFER DAILY REDEMPTIONS. INSTEAD, THE FUND HAS A FUNDAMENTAL POLICY TO PROVIDE INVESTORS ACCESS TO THEIR MONEY BY MAKING QUARTERLY TENDER OFFERS FOR 5%-25% OF THE FUND'S OUTSTANDING SHARES. HOWEVER, IN UNUSUAL CIRCUMSTANCES, THE FUND MAY SUSPEND OR POSTPONE A TENDER OFFER SUBJECT TO APPROVAL BY THE FUND'S BOARD OF TRUSTEES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

ADVISOR CLASS:    No initial sales charge or Rule 12b-1 fees; available only to certain investors, as indicated in the prospectus.


1. Cumulative total return represents the change in value of an investment since inception.
2. Aggregate total return represents the change in value of an investment since inception. Since these shares have existed for less than one year, average annual total returns are not provided.
3. This figure represents the value of a hypothetical $10,000 investment in the Fund since inception.


6 | Past performance does not guarantee future results. | Semiannual Report

Franklin Mutual Recovery Fund

FINANCIAL HIGHLIGHTS

                                                                                            ------------------
                                                                                               PERIOD ENDED
                                                                                            SEPTEMBER 30, 2003
ADVISOR CLASS                                                                                  (UNAUDITED) e
                                                                                            ------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ....................................................         $10.00
                                                                                            ------------------

Income from investment operations:

 Net investment income (loss) a .........................................................           (.04)

 Net realized and unrealized gains (losses) .............................................            .67
                                                                                            ------------------
Total from investment operations ........................................................            .63
                                                                                            ------------------
Net asset value, end of period ..........................................................         $10.63
                                                                                            ------------------

Total return b ..........................................................................           6.30%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................................................        $26,278

Ratios to average net assets:*

 Expenses c .............................................................................           3.48%d

 Net investment income (loss) ...........................................................          (1.02)%d

Portfolio turnover rate .................................................................          46.53%

*Ratio to average net assets, excluding dividend expense on securities sold short:

 Expenses ...............................................................................           3.46%d



a Based on average shares outstanding.
b Total return is not annualized for periods less than one year.
c Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect consistent operating expenses. d Annualized.
e For the period June 2, 2003 (inception date) to September 30, 2003.


                      Semiannual Report | See notes to financial statements. | 7

Franklin Mutual Recovery Fund

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2003 (UNAUDITED)



----------------------------------------------------------------------------------------------------------------------------
                                                                             COUNTRY          SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 15.3%
   COMMERCIAL BANKS 1.1%
a,bCerberus NCB Acquisition Ltd., LP ..............................           Japan           282,600        $     282,600
                                                                                                             --------------
   DIVERSIFIED FINANCIAL SERVICES .5%
  aLuminent Mortgage Capital Inc. .................................       United States         9,300              139,500
   Neuberger Berman Inc. ..........................................       United States           100                4,187
                                                                                                             --------------
                                                                                                                   143,687
                                                                                                             --------------
   ELECTRIC UTILITIES 5.3%
  aAllegheny Energy Inc. ..........................................       United States        51,200              467,968
  aReliant Resources Inc. .........................................       United States       181,000              926,720
                                                                                                             --------------
                                                                                                                 1,394,688
                                                                                                             --------------
   HEALTH CARE EQUIPMENT & SUPPLIES .5%
  aCenterpulse AG .................................................        Switzerland          2,800               78,680
  aCenterpulse Ltd. ADR ...........................................        Switzerland            130               37,358
   Instrumentarium Corp. ..........................................          Finland              600               24,805
                                                                                                             --------------
                                                                                                                   140,843
                                                                                                             --------------
   HEALTH CARE PROVIDERS & SERVICES .2%
  aAdvancePCS .....................................................       United States         1,200               54,684
                                                                                                             --------------
   INTERNET SOFTWARE & SERVICES .2%
  aOverture Services Inc. .........................................       United States         1,700               45,033
                                                                                                             --------------
   IT SERVICES 1.4%
  aConcord EFS Inc. ...............................................       United States        26,400              360,888
                                                                                                             --------------
   MEDIA 1.8%
  aNTL Inc. .......................................................       United States        10,300              485,336
                                                                                                             --------------
   METALS & MINING .2%
   Pechiney SA, A .................................................          France               600               33,015
   Pechiney SA, A, ADR ............................................          France               900               24,615
                                                                                                             --------------
                                                                                                                    57,630
                                                                                                             --------------
   ROAD & RAIL 1.8%
   Roadway Corp. ..................................................       United States         9,500              463,315
                                                                                                             --------------
   SOFTWARE .1%
  aPeoplesoft Inc. ................................................       United States           800               14,552
                                                                                                             --------------
   TOBACCO .9%
   Imperial Tobacco Group PLC .....................................      United Kingdom        14,612              238,152
                                                                                                             --------------
   TRANSPORTATION INFRASTRUCTURE 1.3%
  aLaidlaw International Inc. .....................................       United States        33,329              328,290
                                                                                                             --------------
   TOTAL COMMON STOCKS (COST $3,638,228) ..........................                                              4,009,698
                                                                                                             --------------

   PREFERRED STOCKS 1.8%
   ELECTRIC UTILITIES 1.4%
   Calpine Capital Trust, 5.75%, cvt. pfd. ........................       United States         7,810              363,165
   Montana Power Co., pfd. ........................................       United States         1,020               15,045
                                                                                                             --------------
                                                                                                                   378,210
                                                                                                             --------------



8 | Semiannual Report

Franklin Mutual Recovery Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                             COUNTRY          SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------------
   PREFERRED STOCKS (CONT.)
   FOOD PRODUCTS .4%
   Unilever NV, pfd. ..............................................        Netherlands         16,300        $     104,592
                                                                                                             --------------
   TOTAL PREFERRED STOCKS (COST $440,714) .........................                                                482,802
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------
                                                                             COUNTRY     PRINCIPAL AMOUNTC        VALUE
---------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 9.4%
   Allegheny Energy Supply, 7.80%, 3/15/11 ........................       United States   $    10,000                8,550
  bAozora LLC, FRN, 6.14%, 9/01/07 ................................           Japan           809,000              796,865
   Calpine Canada Energy Finance, 8.50%, 5/01/08 ..................          Canada            16,000               11,600
   Calpine Construction Finance,
     Term loan, 8/26/09 ...........................................       United States        66,000               67,650
     8.50%, 8/26/11 ...............................................       United States       110,000              108,762
   Calpine Corp., cvt., 4.00%, 12/26/06 ...........................       United States       423,000              389,689
   Healthsouth Corp.,
     7.625%, 6/01/12 ..............................................       United States       500,000              432,500
     cvt., 3.25%, 4/01/03 .........................................       United States        35,000               31,150
   Marconi PLC, 8.00%, 4/30/08 ....................................      United Kingdom       230,000              224,825
   Marconi Corp., 10.00%, 10/31/08 ................................      United Kingdom       374,217              406,025
                                                                                                             --------------
   TOTAL CORPORATE BONDS & NOTES (COST $2,314,440) ................                                              2,477,616
                                                                                                             --------------
   BONDS & NOTES IN REORGANIZATION 42.9%
  aAdelphia Communications Corp.,
     9.25%, 10/01/02 ..............................................       United States     2,097,000            1,446,930
     8.125%, 7/15/03 ..............................................       United States       950,000              655,500
     9.375%, 11/15/09 .............................................       United States        13,000                9,360
  aAES Drax Holdings Ltd.,
     10.41%, 12/31/20 .............................................      Cayman Islands       957,000              717,750
     9.07%, 12/31/25 ..............................................      Cayman Islands       295,000  GBP         372,487
  aAir Canada Inc.,
     6.75%, 2/02/04 ...............................................          Canada             5,000  CAD           1,482
     zero cpn., 7/31/05 ...........................................          Canada         1,363,655              504,552
     9.00%, 6/01/06 ...............................................          Canada             7,000  CAD           2,127
     7.25%, 10/01/07 ..............................................          Canada            17,000  CAD           4,567
     10.25%, 3/15/11 ..............................................          Canada            22,000                8,580
     CAD Revolver .................................................          Canada           730,300  CAD         235,415
     USD Revolver .................................................          Canada            36,000               14,760
     JPY Revolver .................................................          Canada         1,176,000  JPY           4,316
  aAmerco,
     7.85%, 5/15/03 ...............................................       United States       109,000              105,185
     8.80%, 2/04/05 ...............................................       United States       643,000              598,794
     8.03%, 9/18/06 ...............................................       United States       107,000               97,102
     7.47%, 1/15/27 ...............................................       United States       435,000              394,763
  aMetromedia Fiber Network Inc., 14.00%, 3/15/07 .................       United States     2,387,000            1,312,850
  aMirant Corp.,
     Tranche C Revolver ...........................................       United States        11,100                5,827
     4 Year Revolver ..............................................       United States       193,000              142,820
     364 Day Revolver .............................................       United States       209,100              107,686


                                                           Semiannual Report | 9

Franklin Mutual Recovery Fund

---------------------------------------------------------------------------------------------------------------------------
                                                                             COUNTRY     PRINCIPAL AMOUNTC        VALUE
---------------------------------------------------------------------------------------------------------------------------
   BONDS & NOTES IN REORGANIZATION (CONT.)
  aMirant Mid-Atlantic LLC,
     8.625%, 6/30/12 ..............................................       United States   $   117,629        $     117,115
     9.125%, 6/30/17 ..............................................       United States       143,124              140,351
  aNRG Energy Inc.,
     6.75%, 7/15/06 ...............................................       United States        17,000                8,160
     7.50%, 6/15/07 ...............................................       United States       610,000              295,850
     7.50%, 6/01/09 ...............................................       United States     1,242,000              614,790
     7.75%, 4/01/11 ...............................................       United States       760,000              372,400
     8.00%, 11/01/13 ..............................................       United States        23,000               11,270
     8.70%, 3/15/20 ...............................................       United States         2,000                  990
     8.625%, 4/01/31 ..............................................       United States         8,000                3,940
     364 Day Revolver .............................................       United States       440,000              228,800
  aNRG Northeast Generating LLC, 8.065%, 12/15/04 .................       United States       640,406              637,204
  aTelewest Communications PLC, 9.875%, 2/01/10 ...................      United Kingdom     1,290,000  GBP         991,236
  aWorldCom Inc.,
     7.875%, 5/15/03 ..............................................       United States        27,000                8,978
     6.40%, 8/15/05 ...............................................       United States       196,000               65,170
     8.25%, 5/15/31 ...............................................       United States     3,105,000            1,032,413
                                                                                                             --------------
   TOTAL BONDS & NOTES IN REORGANIZATION (COST $10,762,478) .......                                             11,271,520
                                                                                                             --------------

   GOVERNMENT AGENCIES 34.6%
  dFederal Home Loan Bank, 1.000% to 1.022%, with
     maturities to 12/05/03 .......................................       United States     7,600,000            7,595,667
   U.S. Treasury Bill, 1.025%, 2/19/04 ............................       United States     1,500,000            1,494,449
                                                                                                             --------------
   TOTAL GOVERNMENT AGENCIES (COST $9,089,148) ....................                                              9,090,116
                                                                                                             --------------

   TOTAL INVESTMENTS (COST $26,245,008) 104.0% ....................                                             27,331,752
   OPTIONS WRITTEN ................................................                                                   (970)
   SECURITIES SOLD SHORT (3.5)% ...................................                                               (929,335)
   NET EQUITY IN FORWARD CONTRACTS (0.2)% .........................                                                (39,103)
   OTHER ASSETS, LESS LIABILITIES (0.3)% ..........................                                                (84,211)
                                                                                                             --------------
   NET ASSETS 100.0% ..............................................                                          $  26,278,133
                                                                                                             --------------



                                                                       ----------------------------------------------------
   OPTIONS WRITTEN                                                           COUNTRY         CONTRACTS            VALUE
                                                                       ----------------------------------------------------
   ISSUER
   CALL OPTIONS
   METALS & MINING
   Alcan Inc., Nov. 35 Calls, 11/22/03 ............................          Canada                 1        $         400
                                                                                                             --------------
   SOFTWARE
   Peoplesoft Inc., Oct. 17.5 Calls, 10/18/03 .....................       United States             6                  570
                                                                                                             --------------
   TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $700) .................                                          $         970
                                                                                                             --------------



10 | Semiannual Report

Franklin Mutual Recovery Fund

                                                                       ----------------------------------------------------
   SECURITIES SOLD SHORT 3.5%                                                COUNTRY          SHARES              VALUE
                                                                       ----------------------------------------------------
   ISSUER
   AUTOMOBILES 0.3%
  eGeneral Motors Corp. ...........................................       United States         2,000        $      81,860
                                                                                                             --------------
   CAPITAL MARKETS
  eLehman Brothers Holdings Inc. ..................................       United States           100                6,908
                                                                                                             --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
a,eZimmer Holdings Inc. ...........................................       United States         1,478               81,438
                                                                                                             --------------
   HEALTH CARE PROVIDERS & SERVICES 0.3%
a,eCaremark RX Inc. ...............................................       United States         2,700               61,020
                                                                                                             --------------
   INTERNET SOFTWARE & SERVICES 0.5%
a,eYahoo! Inc. ....................................................       United States         3,900              137,982
                                                                                                             --------------
   IT SERVICES 1.6%
  eFirst Data Corp. ...............................................       United States        10,600              423,576
                                                                                                             --------------
   ROAD & RAIL 0.5%
a,eYellow Corp. ...................................................       United States         4,570              136,551
                                                                                                             --------------
   TOTAL SECURITIES SOLD SHORT (PROCEEDS $910,055) ................                                          $     929,335
                                                                                                             --------------



                                                              -------------------------------------------------------------
                                                                                               VALUE AT        UNREALIZED
   SYNTHETIC EQUITY SWAPS (SES)                                  COUNTRY         SHARES         9/30/03         GAIN/LOSS
                                                              -------------------------------------------------------------
   ISSUER
   HEALTH CARE EQUIPMENT & SUPPLIES
  fSmith & Nephew PLC, ses., 3.75 GBP ......................   United Kingdom      275         $ 1,809       $         (98)
  fSmith & Nephew PLC, ses., 3.78 GBP ......................   United Kingdom      100             658                 (32)
                                                                                               ----------------------------
   TOTAL SYNTHETIC EQUITY SWAPS ............................                                   $ 2,467       $        (130)
                                                                                               ----------------------------




CURRENCY ABBREVIATIONS: | CAD - Canadian Dollar | GBP - British Pound | JPY - Japanese Yen


a Non-income producing.
b See Note 8 regarding restricted securities.
c The principal amount is stated in U.S. dollars unless otherwise indicated.
d See Note 1(f) regarding securities segregated with broker for securities sold short.
e See Note 1(f) regarding securities sold short. f See Note 1(d) regarding synthetic equity swaps.




                     Semiannual Report | See notes to financial statements. | 11

Franklin Mutual Recovery Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
September 30, 2003 (unaudited)



Assets:
 Investments in securities:
  Cost ......................................................................................................  $26,245,008
                                                                                                               ------------
  Value (includes securities segregated with broker for securities sold short in the amount of $998,267) ....   27,331,752
 Cash .......................................................................................................       93,640
 Foreign currency, at value (cost $309,978) .................................................................      322,148
 Receivables:
  Investment securities sold ................................................................................      609,845
  Capital shares sold .......................................................................................        5,000
  Dividends and interest ....................................................................................       47,020
 Unrealized gain on forward exchange contracts (Note 7) .....................................................          243
 Deposits with broker for securities sold short .............................................................    1,937,595
 Offering costs .............................................................................................       87,031
                                                                                                               ------------
      Total assets ..........................................................................................   30,434,274
                                                                                                               ------------
Liabilities:
 Payables:
  Investment securities purchased ...........................................................................    3,121,895
  Affiliates ................................................................................................       38,244
 Options written, at value (premiums received $700) .........................................................          970
 Securities sold short, at value (proceeds $910,055) ........................................................      929,335
 Unrealized loss on forward exchange contracts (Note 7) .....................................................       39,346
 Due to broker - variation margin ...........................................................................          126
 Other liabilities ..........................................................................................       26,225
                                                                                                               ------------
      Total liabilities .....................................................................................    4,156,141
                                                                                                               ------------
       Net assets, at value .................................................................................  $26,278,133
                                                                                                               ------------
Net assets consist of:
 Undistributed net investment loss ..........................................................................  $   (69,249)
 Net unrealized appreciation (depreciation) .................................................................    1,032,549
 Accumulated net realized gain (loss) .......................................................................      366,738
 Capital shares .............................................................................................   24,948,095
                                                                                                               ------------
       Net assets, at value .................................................................................  $26,278,133
                                                                                                               ------------
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($26,278,133 / 2,471,149 shares outstanding) ..........       $10.63
                                                                                                               ------------




12 |See notes to financial statements. | Semiannual Report

Franklin Mutual Recovery Fund

STATEMENT OF OPERATIONS
for the period June 2, 2003 (inception date) to September 30, 2003 (unaudited)


Investment income:
 (net of foreign taxes of $203)
 Dividends ..................................................................................     $    7,504
 Interest ...................................................................................        159,648
                                                                                                  -----------
      Total investment income ...............................................................        167,152
Expenses:
 Management fees (Note 4) ...................................................................        102,526
 Administrative fees (Note 4) ...............................................................         13,670
 Transfer agent fees (Note 4) ...............................................................         11,500
 Custodian fees .............................................................................            400
 Reports to shareholders ....................................................................          5,600
 Amortization of offering costs (Note 1k) ...................................................         34,560
 Registration and filing fees ...............................................................         16,600
 Professional fees ..........................................................................         48,321
 Trustees' fees and expenses ................................................................          1,000
 Dividends for securities sold short ........................................................          1,224
 Other ......................................................................................          1,000
                                                                                                  -----------
      Total expenses ........................................................................        236,401
                                                                                                  -----------
           Net investment income (loss) .....................................................        (69,249)
                                                                                                  -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...............................................................................        380,620
  Written options (Note 1e) .................................................................          3,872
  Securities sold short (Note 1f) ...........................................................         (6,939)
  Foreign currency transactions .............................................................        (10,815)
                                                                                                  -----------
      Net realized gain (loss) ..............................................................        366,738
 Net unrealized appreciation (depreciation) on:
  Investments ...............................................................................      1,067,063
  Translation of assets and liabilities denominated in foreign currencies ...................        (34,514)
                                                                                                  -----------
      Net unrealized appreciation (depreciation) ............................................      1,032,549
                                                                                                  -----------
Net realized and unrealized gain (loss) .....................................................      1,399,287
                                                                                                  -----------
Net increase (decrease) in net assets resulting from operations .............................     $1,330,038
                                                                                                  -----------




                     Semiannual Report | See notes to financial statements. | 13

Franklin Mutual Recovery Fund

STATEMENT OF CHANGES IN NET ASSETS
for the period June 2, 2003 (inception date) to September 30, 2003 (unaudited)

                                                                                                               ------------
                                                                                                                    2003
                                                                                                               ------------
Increase (decrease) in net assets:
 Operations:
  Net investment loss .....................................................................................    $   (69,249)
  Net realized gain (loss) from investments, written options, securities sold short, synthetic
    equity swaps, and foreign currency transactions .......................................................        366,738
  Net unrealized appreciation (depreciation) on investments and translation of assets and
   liabilities denominated in foreign currencies ..........................................................      1,032,549
                                                                                                               ------------
      Net increase (decrease) in net assets resulting from operations                                            1,330,038
 Capital share transactions (Note 2):
  Advisor Class ...........................................................................................     24,848,095
                                                                                                               ------------
      Net increase (decrease) in net assets ...............................................................     26,178,133
Net assets:
 Beginning of period ......................................................................................        100,000
                                                                                                               ------------
 End of period ............................................................................................    $26,278,133
                                                                                                               ------------
Undistributed net investment loss included in net assets:
 End of period ............................................................................................    $   (69,249)
                                                                                                               ------------


14 | See notes to financial statements. | Semiannual Report

Franklin Mutual Recovery Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Mutual Recovery Fund (the Fund) is registered under the Investment Act of 1940 as a non-diversified, closed-end, continuously offered investment company. The Fund seeks to achieve superior risk adjusted returns with a low correlation to U.S. equity markets by investing in bankruptcy and distressed companies, risk arbitrage and undervalued stocks. The Fund may take long and short positions. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.





                                                          Semiannual Report | 15

Franklin Mutual Recovery Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS  (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. SYNTHETIC EQUITY SWAPS

The Fund may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into synthetic equity swaps, the Fund is required to pledge the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks of entering into equity swaps include unfavorable price movements in the underlying securities or the inability of the counterparties to fulfill their obligations under the contract.

E. OPTION CONTRACTS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price at any time until the contract stated expiration date. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When the exercise of an option results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

F. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.





16 | Semiannual Report

Franklin Mutual Recovery Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. SECURITIES SOLD SHORT (CONTINUED)

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

G. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Discounts on securities purchased are amortized over the lives of the respective securities. Dividend income, dividends declared on securities sold short, and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.





                                                          Semiannual Report | 17

Franklin Mutual Recovery Fund

2. CAPITAL STOCK

The Fund offers Advisor Class shares. Effective November 3, 2003, the Fund will begin offering three additional classes of shares: Class A, Class B, and Class C shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, and voting rights on matters affecting a single class and its exchange privilege.

At September 30, 2003, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                               ----------------------------
                                                      PERIOD ENDED
                                                   SEPTEMBER 30, 2003*
                                               ----------------------------
                                                SHARES          AMOUNT
                                               ----------------------------
ADVISOR CLASS SHARES:
Shares sold .................................   2,461,149      $24,848,095
                                               ----------------------------
Net increase (decrease) .....................   2,461,149      $24,848,095
                                               ----------------------------

*For the period June 2, 2003 (inception date) to September 30, 2003.


3. TENDER OF SHARES

On a quarterly basis, the Fund may make tender offers, the amount of which is determined by the Board of Trustees, for the repurchase of at least 5% but not more than 25% of the shares outstanding. The repurchase price is the net asset value on the tender offer expiration date. Pursuant to the Board of Trustees' approval, the Fund repurchased 4,449 shares for $47,379 on October 1, 2003.


4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers and/or directors of Franklin Mutual Advisors, LLC (Franklin Mutual) and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, LLC (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee based on the annual rate of 1.50% (the "Base Fee") of average daily net assets. After June 2, 2004, the Base Fee will be adjusted, on a monthly basis either (i) upward at the rate of 0.01% for each 0.05% that the investment performance of the Fund exceeds the sum of 1.00% plus the investment record of the Bloomberg/EFFAS U.S. Government 3-5 Years Total Return Index (the "Index") for the past 12 months, or (ii) downward at the rate of 0.01% for each 0.05% that the record of the Index less 1.00% exceeds the investment performance of the Fund for the past 12 months. Therefore, the maximum annual fee payable to Franklin Mutual will be 2.50% of average daily net assets and the minimum annual fee will be 0.50%.





18 | Semiannual Report

Franklin Mutual Recovery Fund

4. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund pays an administrative fee to FT Services of .20% per year of the Fund's average daily net assets of the Fund.

The Fund pays a transfer agent fee to Investor Services of .15% per year of the average daily net assets of the Fund.


5. INCOME TAXES

At September 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................  $26,253,297
                                                          ------------
Unrealized appreciation ................................    1,393,998
Unrealized depreciation ................................     (315,543)
                                                          ------------
Net unrealized appreciation (depreciation) .............  $ 1,078,455
                                                          ------------


Net investment income and net realized capital losses differ for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums, and wash sales.


6. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities and securities sold short) for the period ended September 30, 2003, aggregated $22,271,647 and $4,850,862, respectively.

Transactions in options written during the period ended September 30, 2003 were as follows:

                                        ---------------------------------
                                         NUMBER OF CONTRACTS    PREMIUM
                                        ---------------------------------
Options written ......................            105            $17,180
Options expired ......................            (30)            (2,687)
Options terminated in closing
 transactions ........................            (30)            (7,139)
Options exercised ....................            (38)            (6,654)
                                        ---------------------------------
Options outstanding at
 September 30, 2003 ..................              7            $   700
                                        ---------------------------------




                                                          Semiannual Report | 19

Franklin Mutual Recovery Fund

7. FORWARD EXCHANGE CONTRACTS

At September 30, 2003, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

-------------------------------------------------------------------------------------------------------
                                                              IN        SETTLEMENT       UNREALIZED
  CONTRACTS TO SELL                                      EXCHANGE FOR      DATE          GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
  30,527,750    Japanese Yen ...................  U.S.    $   275,000     3/18/04      U.S.    $    243
                                                          -----------                          --------
  Unrealized gain on forward exchange contracts                                                $    243
                                                                                               --------


-------------------------------------------------------------------------------------------------------
                                                              IN        SETTLEMENT       UNREALIZED
  CONTRACTS TO SELL                                      EXCHANGE FOR      DATE          GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
  786,150       British Pounds .................  U.S.    $ 1,264,847    10/20/03      U.S.    $(39,346)
                                                          -----------                          --------
  Unrealized loss on forward exchange contracts ...................................             (39,346)
                                                                                               --------
   Net unrealized loss on forward exchange contracts ..............................    U.S.    $(39,103)
                                                                                               --------


8. RESTRICTED SECURITIES

At September 30, 2003, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At September 30, 2003, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

---------------------------------------------------------------------------------------------
  NUMBER OF
  SHARES OR
  PRINCIPAL                                             ACQUISITION
  AMOUNT        ISSUER                                      DATE       COST           VALUE
---------------------------------------------------------------------------------------------
     809,000    Aozora LLC, FRN, 6.14%, 9/01/07 ......    8/29/03   $ 797,096      $  796,865
     282,600    Cerberus NCB Acquisition Ltd., LP ....    8/29/03     282,600         282,600
                                                                                   ----------
TOTAL RESTRICTED SECURITIES (4.11% OF NET ASSETS) ....                             $1,079,465
                                                                                   ----------






20 | Semiannual Report

Franklin Mutual Recovery Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention:
Proxy Group.





                                                          Semiannual Report | 21
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
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
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
Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund


GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund


GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1


VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund


BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4


SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund


ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund


INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 7
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate
  U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund


TAX-FREE INCOME8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5, 6


STATE-SPECIFIC TAX-FREE INCOME8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia


VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11



1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. Effective June 30, 2003, the fund reopened to all new investors.

4. Upon reaching approximately $350 million in assets, the fund will close to all investors.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.



09/03                                          Not part of the semiannual report

         [LOGO]
FRANKLIN[R] TEMPLETON[R]      One Franklin Parkway
       INVESTMENTS            San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at
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SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN MUTUAL RECOVERY FUND

CHAIRMAN OF THE BOARD, PRESIDENT
AND CHIEF EXECUTIVE OFFICER
David J. Winters, CFA

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Mutual Recovery Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



070 S2003          11/03





Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 10(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

Item 3. Audit Committee Financial Expert. N/A
Item 4. Principal Accountant Fees and Services.  N/A
Item 5. Audit Committee of Listed Registrants.  N/A
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 9. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 10. Exhibits.
(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

(B(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL RECOVERY FUND

By ____________________
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    November 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By ____________________
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    November 28, 2003


By ____________________
Kimberley H. Monasterio
Chief Financial Officer
Date    November 28, 2003